[PHOTO OF L. ROY PAPP]

                         PAPP AMERICA-ABROAD FUND, INC.
                                 A No-Load Fund

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2001

                                                   Managed by:
                                                   L. Roy Papp & Associates, LLP
                                                   6225 North 24th Street
                                                   Suite 150
                                                   Phoenix, AZ  85016
                                                   602-956-1115
                                                   800-421-4004
                                                   E-mail: invest@roypapp.com
                                                   Web: http://www.roypapp.com

                         Papp America-Abroad Fund, Inc.

Dear Fellow Shareholders:

The first half of 2001 was a difficult one for our Fund just as it was for most growth stock mutual funds. We were down 12.40% while the Morgan Stanley World Index was down 11.17%. As you know, the basic thesis behind the formation of the America-Abroad Fund was our belief that high quality, multi-national American companies would over time outperform foreign worldwide companies. This has turned out to be an accurate assessment. Since the initial public offering of the Fund in December, 1991 and ending June 30, 2001 we were up 226.87% while the World Index was up 146.91%.

Because we invest in American multinational growth companies, especially companies that are heavily involved in technology, we are confronted by problems not associated with strictly American stocks. Importantly, a number of our portfolio companies became overly optimistic about their earnings prospects and communicated this optimism to the research analysts. In turn, the research people communicated these positive prognostic attitudes to the general public which bid up the prices of the better growth stocks to levels that could only be sustained if economic activity remained at very high levels. This did not happen. While many parts of our economy such as housing and automobiles seem to be doing well and we certainly do not appear to be approaching recession conditions, there is a real problem in the manufacturing sector where demand is slackening. Further, the European situation must be watched very carefully because their economies are more fragile than ours.

Nevertheless, there are a number of hopeful signs. The price of oil and thus gasoline has declined substantially, not because the consumer has stopped his love affair with the SUVs but because an unexpected weakness in fuel demand is coming from industry which is tightening its belt. There is no question that the tax cut will help consumer spending. Finally, the Federal Reserve and Mr. Greenspan have cut interest rates no less than six times in the recent past.

All these positive factors will work their way into the economy over time. We therefore see no reason to alter our securities portfolio since we know that market timing is an exercise in futility. We are and will remain patient, long-term investors.

                                                       Best regards,


                                                       L. Roy Papp, Chairman
                                                       August 1, 2001

                         PAPP AMERICA-ABROAD FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                                                             Number         Fair
                                Common Stocks                               of Shares       Value
------------------------------------------------------------------------   -----------   -----------
Financial Services (20.6%)
  American International Group
   (Major international insurance holding company)                              58,500   $ 5,031,000
  General Electric Company
   (Diversified financial and industrial company)                              145,000     7,068,750
  State Street Corporation
   (Provider of U.S. and global securities custodial services)                 285,000    14,104,650
                                                                                         -----------
                                                                                          26,204,400
                                                                                         -----------
Pharmaceutical (16.9%)
  Eli Lilly & Company
   (Prescription pharmaceuticals)                                               65,000     4,810,000
  Merck & Company, Inc.
   (Prescription pharmaceuticals)                                              208,500    13,325,235
  Pfizer, Inc.
   (Prescription pharmaceuticals)                                               85,000     3,404,250
                                                                                         -----------
                                                                                          21,539,485
                                                                                         -----------
Industrial Services (14.4%)
  Interpublic Group of Companies, Inc.
   (Worldwide advertising agencies)                                            384,000    11,270,400
  Expeditors International of Washington, Inc.
   (International air freight forwarding)                                       70,300     4,217,930
  Omnicom Group, Inc.
   (Worldwide advertising agencies)                                             18,000     1,548,000
  WPP Group PLC
   (Worldwide advertising agencies)                                             25,895     1,301,224
                                                                                         -----------
                                                                                          18,337,554
                                                                                         -----------
Electronic Equipment (11.1%)
  American Power Conversion *
   (Leading producer of uninterruptible power supply products)                 250,000     3,937,500
  Emerson Electric Company
   (Manufacturer of electrical and electronic products and systems)             10,000       605,000
  Molex, Inc.
   (Supplier of interconnection products)                                      323,250     9,639,315
                                                                                         -----------
                                                                                          14,181,815
                                                                                         -----------
Software (9.4%)
  Microsoft Corporation*
   (Personal computer software)                                                164,000    11,906,400
                                                                                         -----------
Semiconductors & Equipment (9.1%)
  Applied Materials, Inc.*
   (Leading developer, manufacturer, and marketer of semiconductor
   manufacturing systems)                                                       25,000     1,227,500
  Intel Corporation
   (Manufacturer of microprocessors, microcontrollers, and memory chips)       353,000    10,325,250
                                                                                         -----------
                                                                                          11,552,750
                                                                                         -----------

*Non-income producing security

    The accompanying notes are an integral part of this financial statement.

                         PAPP AMERICA-ABROAD FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                                                             Number         Fair
                      Common Stocks (continued)                             of Shares      Value
------------------------------------------------------------------------   -----------  ------------
Medical Products (6.5%)
  Johnson & Johnson
   (Healthcare products)                                                       145,000  $  7,250,000
  Medtronic, Inc.
   (Manufacturer of implantable biomedical devices)                             23,000     1,058,230
                                                                                        ------------
                                                                                           8,308,230
                                                                                        ------------
Restaurants (4.5%)
  McDonald's Corporation
   (Fast food restaurants and franchising)                                     210,000     5,682,600
                                                                                        ------------

Computer Equipment (3.5%)
  EMC Corporation *
   (Manufacturer of enterprise computer storage systems)                        62,000     1,801,100
  Hewlett-Packard Company
   (Manufacturer of printers, computers, and supplies)                          94,000     2,688,400
                                                                                        ------------
                                                                                           4,489,500
                                                                                        ------------
Telecommunications (1.4%)
  Cisco Systems, Inc. *
   (Leading supplier of computer internetworking systems)                       22,000       400,400
  Nokia Corporation
   (Leading manufacturer of wireless handsets)                                  60,000     1,322,400
                                                                                        ------------
                                                                                           1,722,800
                                                                                        ------------
Consumer Services (0.9%)
  Steiner Leisure Ltd. *
   (Provider of spa services, beauty salons, and health clubs
   on cruise ships)                                                             56,950     1,139,000
                                                                                        ------------

Instruments & Testing (0.5%)
  Agilent Technologies*
   (Designs and manufactures test and measurement
   systems for the electronics and healthcare industries)                       19,791       643,207
                                                                                        ------------

Total Common Stocks - 98.8%                                                              125,707,741
Cash and Other Assets, Less Liabilities - 1.2%                                             1,548,470
                                                                                        ------------

Net Assets - 100%                                                                       $127,256,211
                                                                                        ============

Net Asset Value Per Share
(Based on 5,235,608 shares outstanding at June 30, 2001)                                $      24.31
                                                                                        ============

*Non-income producing security

    The accompanying notes are an integral part of this financial statement.

                         PAPP AMERICA-ABROAD FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2001
                                   (Unaudited)

                                     ASSETS

Investment in securities at fair value (original
 cost $83,268,582 at June 30, 2001) (Note 1)                         $ 125,707,741
Cash                                                                     1,041,848
Dividends and interest receivable                                          131,144
Receivables for securities sold                                            514,945
                                                                     -------------
         Total assets                                                $ 127,395,678
                                                                     =============

                                   LIABILITIES

Accrued expenses                                                     $     139,467
                                                                     =============

                                   NET ASSETS

Paid-in capital                                                      $  81,350,230
Accumulated undistributed net investment loss                           (2,062,579)
Accumulated undistributed net realized gain on sale of investments       5,529,401
Net unrealized gain on investments                                      42,439,159
                                                                     -------------
         Net assets applicable to Fund shares outstanding            $ 127,256,211
                                                                     =============

Fund shares outstanding                                                  5,235,608
                                                                     =============

Net Asset Value Per Share (net assets/shares
 outstanding)                                                        $       24.31
                                                                     =============

    The accompanying notes are an integral part of this financial statement.

                         PAPP AMERICA-ABROAD FUND, INC.
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                   (Unaudited)

INVESTMENT INCOME:
  Dividends                                                        $    511,372
  Interest                                                               27,731
  Foreign taxes withheld                                                 (3,293)
                                                                   ------------

            Total investment income                                     535,810
                                                                   ------------

EXPENSES:
  Management fee (Note 3)                                               711,613
  Filing fees                                                            17,668
  Printing and postage fees                                              13,954
  Transfer agent fees (Note 3)                                           10,356
  Legal fees                                                              9,196
  Auditing fees                                                           8,500
  Custodial fees                                                          7,974
  Directors' attendance fees                                              4,400
  Other fees                                                             38,948
                                                                   ------------

            Total expenses                                              822,609
                                                                   ------------

  Net investment loss                                                  (286,799)
                                                                   ------------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Proceeds from sales of securities                                  25,095,073
  Cost of securities sold                                           (19,565,672)
                                                                   ------------
  Net realized gain on investments sold                               5,529,401

  Net change in unrealized gain on investments                      (25,003,824)
                                                                   ------------

  Net realized and unrealized (loss)/gain on investments            (19,474,423)
                                                                   ------------

DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  $(19,761,222)
                                                                   ============

    The accompanying notes are an integral part of this financial statement.

                         PAPP AMERICA-ABROAD FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE SIX MONTHS ENDED JUNE 30, 2001 AND
                        THE YEAR ENDED DECEMBER 31, 2000
                                   (Unaudited)


                                                                         2001                2000
                                                                    -------------       -------------
FROM OPERATIONS:
  Net investment loss                                               $    (286,799)      $  (1,079,889)
  Net realized gain on investments sold                                 5,529,401          29,922,189
  Net change in unrealized gain on investments                        (25,003,824)        (45,267,636)
                                                                    -------------       -------------
      Decrease in net assets resulting
      from operations                                                 (19,761,222)        (16,425,336)
                                                                    -------------       -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investment securities sold - prior year                 --                (219)
  Net realized gain on investment securities sold                              --         (29,922,189)
                                                                    -------------       -------------
       Decrease in net assets resulting from
       distributions to shareholders                                           --         (29,922,408)
                                                                    -------------       -------------

FROM SHAREHOLDER TRANSACTIONS:
  Proceeds from sale of shares                                          7,935,452          59,707,837
  Net asset value of shares issued to shareholders in
    reinvestment of net realized gain on investment
    securities sold                                                            --          27,554,615
  Payments for redemption of shares                                   (29,534,244)       (114,908,828)
                                                                    -------------       -------------

       Decrease in net assets resulting
       from shareholder transactions                                  (21,598,792)        (27,646,376)
                                                                    -------------       -------------

Total decrease in net assets                                          (41,360,014)        (73,994,120)

Net assets at beginning of the period                                 168,616,225         242,610,345
                                                                    -------------       -------------

Net assets at end of period                                         $ 127,256,211       $ 168,616,225
                                                                    =============       =============

   The accompanying notes are an integral part of these financial statements.

                         PAPP AMERICA-ABROAD FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES:

Papp America-Abroad Fund, Inc. (the Fund) was incorporated on August 15, 1991, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on December 6, 1991. The Fund invests with the objective of long-term capital growth in the common stocks of United States companies that have substantial international activities and, to a much lesser extent, in the common stocks of foreign enterprises that are traded publicly in United States securities markets.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

      Investment in Securities

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

      Net Asset Value, Orders, and Redemptions

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading.

      Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

(2) DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

On December 27, 2000, a distribution was declared from net realized long-term capital gains of approximately $1.8322 a share aggregating $10,514,774. The distribution was paid on December 29, 2000, to shareholders of record on December 27, 2000.

On June 28, 2000, a distribution was declared from net realized long-term capital gains of approximately $3.26 a share aggregating $19,407,634. The distribution was paid on June 30, 2000, to shareholders of record on June 28, 2000.

(3) TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. The Fund incurred fees of $10,356 and $29,560 in 2001 and 2000, respectively, from the manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $1,100 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4) PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30, 2001 and the year ended December 31, 2000, investment transactions excluding short-term investments were as follows:

                                                  2001                   2000
                                              -----------            -----------

    Purchases at cost                         $ 2,789,822            $22,794,915
    Sales                                      25,095,073             81,110,419

(5) CAPITAL SHARE TRANSACTIONS:

At June 30, 2001 there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:

                                                    Proceeds           Shares
                                                 -------------       ----------
     Six months ended June 30, 2001
     Shares issued                               $   7,935,452          305,711
     Distributions reinvested                               --               --
     Shares redeemed                               (29,534,244)      (1,145,650)
                                                 -------------       ----------
        Net decrease                             $ (21,598,792)        (839,939)
                                                 =============       ==========

     Year ended December 31, 2000
     Shares issued                               $  59,707,837        1,606,706
     Distributions reinvested                       27,554,615          836,548
     Shares redeemed                              (114,908,828)      (3,250,436)
                                                 -------------       ----------
        Net decrease                             $ (27,646,376)        (807,182)
                                                 =============       ==========

(6) UNREALIZED APPRECIATION:

Unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows:

                                                  2001                 2000
                                             -------------        -------------

     Fair value                              $ 125,707,741        $ 167,487,415
     Original cost                             (83,268,582)        (100,044,432)
                                             -------------        -------------
           Net unrealized appreciation       $  42,439,159        $  67,442,983
                                             =============        =============

As of June 30, 2001 gross unrealized gains on investments in which fair market value exceed cost totaled $44,042,835 and gross unrealized losses on investments in which cost exceeded fair value totaled $1,603,676.

As of December 31, 2000, gross unrealized gains on investments in which fair value exceeded cost totaled $68,536,846 and gross unrealized losses on investments in which cost exceeded fair value totaled $1,093,863.

(7) SELECTED FINANCIAL HIGHLIGHTS

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the periods, divided by the weighted average of the daily net assets of the Fund.

                                  Six Months
                                     Ended                                    Year Ended December 31,
                                 June 30, 2001         2000             1999             1998             1997             1996
                                 -------------     ------------     ------------     ------------     ------------     ------------
Net asset value, beginning
  of period                      $      27.75      $      35.25     $      32.13     $      25.98     $      20.11     $      16.47
Income from operations:
  Net investment (loss)/income          (0.09)            (0.22)           (0.23)           (0.05)            0.01             0.01
  Net realized and unrealized
   (loss)/gain on investments           (3.35)            (2.19)            4.74             6.24             6.00             4.48
                                 ------------      ------------     ------------     ------------     ------------     ------------
      Total from operations             (3.44)            (2.41)            4.51             6.19             6.01             4.49

Less distributions:
  Dividend from net
   investment income                       --                --               --               --            (0.01)           (0.01)
  Distribution of net realized
   gain                                    --             (5.09)           (1.39)           (0.04)           (0.13)           (0.84)
                                 ------------      ------------     ------------     ------------     ------------     ------------

      Total distributions                  --             (5.09)           (1.39)           (0.04)           (0.14)           (0.85)

Net asset value, end of period   $      24.31      $      27.75     $      35.25     $      32.13     $      25.98     $      20.11
                                 ============      ============     ============     ============     ============     ============

      Total return                    -12.40%            -8.62%            14.01%           23.83%           29.92%           27.65%
                                 ============      ============     ============     ============     ============     ============

Ratios/Supplemental Data:
  Net assets, end of period      $127,256,211      $168,616,225     $242,610,345     $342,814,636     $288,249,294     $ 29,623,497
  Expenses to average net
   assets(A)                             1.16%*            1.08%            1.07%            1.08%            1.11%            1.25%
  Investment income to
   Average net assets (B)                0.74%*            0.57%            0.61%            0.82%            1.24%            1.30%
  Portfolio turnover rate                3.90%*           10.78%            5.47%           24.97%            4.71%           12.29%

*Annualized

(A) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.30% for the year ended December 31, 1996.
(B) Computed giving effect to investment adviser's expense limitation undertaking.

                         PAPP AMERICA-ABROAD FUND, INC.

                                    Directors

          James K. Ballinger                           L. Roy Papp
          Amy S. Clague                                Rosellen C. Papp
          Robert L. Mueller                            Bruce C. Williams
          Harry A. Papp

                                    Officers
          Chairman - L. Roy Papp                       President - Harry A. Papp

                                 Vice Presidents

          Russell A. Biehl                             Julie A. Hein
          Victoria S. Cavallero                        Robert L. Mueller
          George D. Clark, Jr.                         Rosellen C. Papp
          Jane E. Couperus                             John L. Stull
          Jeffrey N. Edwards

                          Secretary - Robert L. Mueller
                          Treasurer - Rosellen C. Papp
                       Assistant Treasurer - Julie A. Hein

                               Investment Adviser
                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                           E-mail: invest@roypapp.com
                           Web: http://www.roypapp.com

                                    Custodian
                                  Compass Bank
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     Shareholder Services and Transfer Agent
                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                    Telephone: (602) 956-1115, (800) 421-4004

                         Independent Public Accountants
                               Arthur Andersen LLP
                        501 North 44th Street, Suite 300
                             Phoenix, Arizona 85008

                                  Legal Counsel
                             Bell, Boyd & Lloyd LLC
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.